UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6447

                      (Investment Company Act File Number)


                    Federated Fixed Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  9/30/07


                Date of Reporting Period:  Quarter ended 6/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MUNICIPAL ULTRASHORT FUND
PORTFOLIO OF INVESTMENTS
June 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--64.5%
                  ALABAMA--1.5%
  $   500,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008        $     505,545
      635,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009              645,630
    1,000,000     Huntsville, AL Health Care Authority, Revenue Bonds (Series 2007A), 4.4612% (Huntsville Hospital           985,000
                  ), 6/1/2032
      300,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00%               301,260
                  (Jackson Hospital & Clinic, Inc.), 3/1/2008
      300,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00%               302,565
                  (Jackson Hospital & Clinic, Inc.), 3/1/2009
      500,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00%               505,945
                  (Jackson Hospital & Clinic, Inc.), 3/1/2010
                     TOTAL                                                                                                 3,245,945
                  ARIZONA--1.4%
    3,000,000   1 Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory              2,893,230
                  Tender 6/1/2010
                  ARKANSAS--0.4%
      775,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                   771,381
                  10/1/2017
                  CALIFORNIA--0.5%
    1,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series             1,022,450
                  2007A-1), 5.00%, 6/1/2011
                  COLORADO--3.6%
      235,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                235,190
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
    1,500,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs         1,487,625
                  (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009
      300,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement              300,414
                  Communities, Inc.), 12/1/2007
      400,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement              401,628
                  Communities, Inc.), 12/1/2008
      500,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement              502,145
                  Communities, Inc.), 12/1/2009
      760,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                 760,616
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
    4,000,000     Triview, CO Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A),        3,996,360
                  3.70% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2007
                     TOTAL                                                                                                 7,683,978
                  FLORIDA--1.8%
    1,000,000     Alachua County, FL Health Facilities Authority, Residual Interest Tax-Exempt Securities (PA-               970,000
              1,2 1472), 5.30% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037
    1,400,000     Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%,             1,381,548
                  5/1/2012
       54,609   5 Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties),            52,258
                  7/1/2040
      355,000     Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00%                   354,407
                  (Original Issue Yield: 5.10%), 5/1/2011
      385,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series                383,633
                  2006B), 5.00%, 5/1/2011
       10,000     Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B),                 9,996
                  5.00% (Original Issue Yield: 5.10%), 11/1/2007
      525,000     Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B),              525,357
                  5.50% (Original Issue Yield: 5.65%), 5/1/2010
        5,000     Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds                 5,006
                  (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008
       80,000     Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series               80,018
                  2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008
      100,000     Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B),          100,574
                  6.25% (Original Issue Yield: 6.30%), 5/1/2008
                     TOTAL                                                                                                 3,862,797
                  GEORGIA--5.3%
    5,355,000     Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle        5,316,872
                  Bank, N.A. LOC), Mandatory Tender 6/1/2011
    5,086,000     East Point, GA, 4.50% TANs, 12/31/2007                                                                   5,084,169
      700,000     Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring                706,783
                  Harbor at Green Island), 7/1/2012
                     TOTAL                                                                                                11,107,824
                  ILLINOIS--1.7%
    3,480,000     Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2007                 3,491,971
                  INDIANA--0.5%
      370,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%              371,162
                  (Baptist Homes of Indiana), 11/15/2007
      780,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%              788,229
                  (Baptist Homes of Indiana), 11/15/2008
                     TOTAL                                                                                                 1,159,391
                  IOWA--2.3%
      500,000     Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C),               498,755
                  4.50% TOBs (Bartels Lutheran Retirement Community), Optional Tender 11/15/2008
    1,500,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),            1,510,080
                  5.00% (Care Initiatives), 7/1/2008
    1,455,000     Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.00%             1,462,610
                  (Deerfield Retirement Community, Inc.), 11/15/2012
      660,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007            658,198
      685,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008            678,924
                     TOTAL                                                                                                 4,808,567
                  KANSAS--3.4%
    3,000,000     Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light          3,003,540
                  Co.), Mandatory Tender 10/1/2007
      435,000     Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009           441,542
    3,400,000     Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009                                  3,383,374
      250,000     University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health                 250,500
                  System)/(United States Treasury COL), 9/1/2007
                     TOTAL                                                                                                 7,078,956
                  LOUISIANA--3.5%
    2,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00%        2,041,420
                  (AMBAC INS), 6/1/2009
    4,500,000     Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC),             4,488,705
                  Mandatory Tender 4/1/2008
      830,000     Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System),          828,547
                  10/1/2008
                     TOTAL                                                                                                 7,358,672
                  MARYLAND--0.7%
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B),           1,478,595
                  4.75% (King Farm Presbyterian Retirement Community), 1/1/2013
                  MASSACHUSETTS--1.5%
      430,000     Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007                  430,899
      400,000     Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of             403,980
                  Pharmacy & Allied Health Sciences), 7/1/2008
    2,400,000     Saugus, MA, 5.50% RANs, 8/2/2007                                                                         2,402,208
                     TOTAL                                                                                                 3,237,087
                  MICHIGAN--0.8%
    1,365,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital          1,385,898
                  ), 7/1/2010
      250,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),            250,965
                  5.00% (Henry Ford Health System, MI), 11/15/2007
                     TOTAL                                                                                                 1,636,863
                  MINNESOTA--1.3%
    2,390,000     St. Anthony, MN Independent School District No. 282, 4.75% TANs (Minnesota State GTD), 9/3/2007          2,392,127
      250,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006),          253,022
                  5.00% (HealthPartners Obligated Group), 5/15/2009
      200,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00%             201,332
                  (Gillette Children's Specialty Healthcare), 2/1/2008
                     TOTAL                                                                                                 2,846,481
                  MISSISSIPPI--0.4%
      750,000     Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00%                 757,620
                  (Mississippi Baptist Health Systems, Inc.), 8/15/2008
                  MISSOURI--1.6%
    1,250,000     Blue Springs, MO, Neighborhood Improvement District LT GO Temporary Notes (Series 2007A), 4.00%,         1,250,100
                  3/1/2009
    1,000,000     Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 4.00% (Lutheran                999,390
                  Senior Services), 2/1/2008
    1,020,000     Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran              1,032,067
                  Senior Services), 2/1/2009
                     TOTAL                                                                                                 3,281,557
                  NEBRASKA--0.3%
      265,000     Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH           265,040
                  Health System), 6/1/2008
      425,000     Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH           424,209
                  Health System), 6/1/2009
                     TOTAL                                                                                                   689,249
                  NEVADA--4.0%
    2,345,000     Clark County, NV, LO Improvement Bonds, 4.00% (Mountains Edge SID No. 142), 8/1/2007                     2,343,265
      735,000     Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No.            719,043
                  151), 8/1/2011
      465,000     Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009           457,481
    1,515,000     Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID          1,519,545
                  No. T-16), 3/1/2011
    1,485,000     Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID          1,490,465
                  No. T-16), 3/1/2009
      285,000     Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 3.60% (Madeira Canyon LID No. T-17),          284,453
                  9/1/2007
      805,000     Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17),          797,030
                  9/1/2008
      770,000     Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17),          757,164
                  9/1/2010
                     TOTAL                                                                                                 8,368,446
                  NEW JERSEY--7.1%
    1,400,000     Asbury Park, NJ, 4.80% BANs, 6/27/2008                                                                   1,413,412
    1,740,000     Asbury Park, NJ, 5.00% BANs, 9/6/2007                                                                    1,741,723
      500,000     Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009                503,095
    1,500,000     Bayonne, NJ, Temporary Notes, 4.75% BANs, 10/26/2007                                                     1,501,935
    3,000,000     Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007                                               3,005,490
      400,000     Hudson County, NJ Improvement Authority, RAN (Series 2006) GTD Senior Citizen Housing Building             400,092
                  Project, 4.50% RANs (West New York, NJ), 10/15/2007
      705,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward                      702,645
                  Homestead)/(Original Issue Yield: 3.35%), 11/1/2007
    1,654,500     Weehawken Township, NJ, 4.50% BANs, 3/5/2008                                                             1,660,671
    3,000,000     Weehawken Township, NJ, 4.50% TANs, 10/11/2007                                                           3,001,500
    1,000,000     West New York, NJ, 4.125% TANs, 10/26/2007                                                               1,001,130
                     TOTAL                                                                                                14,931,693
                  NEW MEXICO--1.1%
    2,000,000     Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC          1,973,500
                  INS) 8/1/2012
      380,000     Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel                 374,593
                  Corp.), 6/1/2010
                     TOTAL                                                                                                 2,348,093
                  NEW YORK--1.1%
      700,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health              704,634
                  Obligated Group), 7/1/2011
    1,525,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue             1,520,105
                  Yield: 4.83%), 6/1/2022
                     TOTAL                                                                                                 2,224,739
                  NORTH CAROLINA--0.5%
    1,000,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds                 997,440
                  (Series 2004C), 3.80% (Cypress Glen), 10/1/2007
                  OHIO--3.4%
    2,235,000     Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002),             2,221,814
                  3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008
    4,995,000     Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue           4,965,430
                  Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory
                  Tender 4/1/2008
                     TOTAL                                                                                                 7,187,244
                  OKLAHOMA--0.5%
    1,000,000     Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006),         1,014,300
                  5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2008
                  PENNSYLVANIA--2.7%
      565,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.30% (Residential Resources Inc.             564,525
                  Project), 9/1/2008
    3,000,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 4.2412% (Guthrie Healthcare System,          2,985,000
                  PA), 12/1/2017
      650,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone            651,508
                  Presbyterian Seniorcare Obligated Group), 1/1/2008
      750,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone            754,095
                  Presbyterian Seniorcare Obligated Group), 1/1/2009
      750,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone            755,438
                  Presbyterian Seniorcare Obligated Group), 1/1/2010
                     TOTAL                                                                                                 5,710,566
                  SOUTH CAROLINA--2.4%
    2,000,000     Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25%             1,999,480
                  (International Paper Co.), 10/1/2007
    3,000,000     South Carolina Jobs-EDA, Residual Interest Tax-Exempt Securities (PA-1471), 6.08% (Palmetto              3,000,000
              1,2 Health Alliance), 8/1/2039
                     TOTAL                                                                                                 4,999,480
                  TENNESSEE--0.9%
    2,000,000     Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007                             1,997,540
                  TEXAS--1.7%
    1,015,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional              1,017,649
                  Health System), 9/1/2008
    1,020,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional              1,033,964
                  Health System), 9/1/2009
    1,000,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55%          994,870
                  (Waste Management, Inc.), 4/1/2012
      500,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds          505,415
                  (Series 2007), 5.00% (Air Force Village), 5/15/2009
                     TOTAL                                                                                                 3,551,898
                  UTAH--1.6%
    3,300,000     Box Elder County, UT, PCRBs (Series 1984), 3.90% TOBs (Nucor Corp.), Optional Tender 10/1/2007           3,297,855
                  VIRGINIA--2.4%
    2,000,000     Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management,          2,013,440
                  Inc.), 2/1/2009
    1,000,000     Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007                     1,001,340
    1,000,000     Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia         1,001,200
                  Electric & Power Co.), Mandatory Tender 3/1/2010
    1,000,000     Rappahannock, VA Regional Jail Authority, Grant Anticipation Notes, 4.25%, 12/1/2009                     1,005,180
                     TOTAL                                                                                                 5,021,160
                  WASHINGTON--0.6%
      400,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006),             401,512
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2007
      825,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006),             837,194
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2008
                     TOTAL                                                                                                 1,238,706
                  WYOMING--2.0%
    4,200,000     Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(Union Pacific          4,197,144
                  Corp. GTD), Optional Tender 12/1/2007
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $136,062,034)                                                135,498,918
                  SHORT-TERM MUNICIPALS --33.6%3
                  ALABAMA--1.1%
      750,000     Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Regions Bank, Alabama LOC), 3.85%,              750,000
                  7/5/2007
    1,555,000     Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC),             1,555,000
                  3.89%, 7/6/2007
                     TOTAL                                                                                                 2,305,000
                  CALIFORNIA--1.9%
    2,800,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),              2,800,000
                  4.00%, 7/5/2007
    1,115,000     California Statewide Communities Development Authority, (Series 1996G) Weekly VRDNs (Lansmont            1,115,000
                  Corp.)/(Pacific Capital Bank, N.A. LOC), 4.55%, 7/4/2007
                     TOTAL                                                                                                 3,915,000
                  FLORIDA--2.1%
    4,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),            4,500,000
                  4.84%, 7/4/2007
                  GEORGIA--1.6%
    1,040,000     Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia        1,040,000
                  Bank N.A. LIQ), 4.16%, 7/5/2007
    2,285,000     Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische         2,285,000
                  Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank
                  N.A. LOCs), 3.80%, 7/4/2007
                     TOTAL                                                                                                 3,325,000
                  INDIANA--6.2%
    5,000,000     Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.),             5,000,000
                  4.09%, 7/4/2007
    8,000,000     Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 4.09%, 7/4/2007                   8,000,000
                     TOTAL                                                                                                13,000,000
                  MASSACHUSETTS--1.3%
    2,650,000     Massachusetts HEFA, Revenue Bonds (Series 2006L-2) Daily VRDNs (Children's Hospital Medical              2,650,000
                  Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.90%, 7/2/2007
                  MINNESOTA--1.6%
    3,250,000     Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 4.10%, 7/4/2007          3,250,000
                  MISSOURI--0.5%
    1,080,000     Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A.          1,080,000
                  LOC), 3.93%, 7/5/2007
                  OHIO--11.4%
    1,345,000     Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs           1,345,000
                  (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.73%, 7/5/2007
    2,730,000     Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City            2,730,000
                  Bank LOC), 3.85%, 7/4/2007
    4,520,000     Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center,            4,520,000
                  Inc.)/(U.S. Bank, N.A. LOC), 3.74%, 7/5/2007
      960,000     Lucas County, OH IDA, (Series 1999) Weekly VRDNs (Conforming Matrix Corp.)/(Sky Bank LOC), 4.73%,          960,000
                  7/5/2007
    2,105,000     Lucas County, OH, (Series 1998) Weekly VRDNs (Maumee Valley Country Day School)/(Sky Bank LOC),          2,105,000
                  4.73%, 7/5/2007
    1,535,000     Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank LOC), 3.87%, 7/4/2007        1,535,000
    1,435,000     Summit County, OH IDA, (Series 2001) Weekly VRDNs (J&P Capital LLC)/(Sky Bank LOC), 4.37%,               1,435,000
                  7/5/2007
      250,000     Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Toledo Electrical JAT Fund)/(Sky Bank LOC),              250,000
                  4.73%, 7/5/2007
    1,540,000     Wood County, OH, EDA, (Series 1996) Weekly VRDNs (Precision Aggregate II LLC)/(Sky Bank LOC),            1,540,000
                  4.73%, 7/5/2007
    1,050,000     Wood County, OH, EDA, (Series 1997) Weekly VRDNs (Aluminite of Ohio, Inc.)/(Sky Bank LOC), 4.73%,        1,050,000
                  7/5/2007
    2,895,000     Wood County, OH, EDA, (Series 1998) Weekly VRDNs (YMCA of Greater Orlando)/(Sky Bank LOC), 4.73%,        2,895,000
                  7/5/2007
    1,500,000     Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC),             1,500,000
                  4.73%, 7/5/2007
      560,000     Wood County, OH, EDA, (Series 2001) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC),               560,000
                  4.73%, 7/5/2007
    1,410,000     Wood County, OH, EDA, (Series 2001A) Weekly VRDNs (Sun Seed Holding Co., Inc.)/(Sky Bank LOC),           1,410,000
                  4.73%, 7/5/2007
                     TOTAL                                                                                                23,835,000
                  OKLAHOMA--0.5%
    1,000,000     Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs                 1,000,000
                  (Oklahoma Gas and Electric Co.), 3.81%, 7/4/2007
                  PENNSYLVANIA--1.9%
    4,050,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs          4,050,000
                  (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. and WestLB AG (GTD) LIQs),
                  3.86%, 7/2/2007
                  SOUTH CAROLINA--1.3%
    2,800,000     South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC),         2,800,000
                  4.93%, 7/5/2007
                  TENNESSEE--1.1%
    1,000,000     Sevier County, TN Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)              1,000,000
                  /(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.95%, 7/2/2007
    1,400,000     Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/               1,400,000
                  (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.95%, 7/2/2007
                     TOTAL                                                                                                 2,400,000
                  TEXAS--1.1%
    2,400,000     Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX),              2,400,000
                  3.85%, 7/2/2007
                     TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $70,510,000)                                            70,510,000
                     TOTAL MUNICIPAL INVESTMENTS --- 98.1%                                                               206,008,918
                     (IDENTIFIED COST $206,572,034)4
                     OTHER ASSETS AND LIABILITIES --- NET --- 1.9%                                                         4,053,505
                     TOTAL NET ASSETS --- 100%                                                                         $ 210,062,423
    Securities that are subject to the federal alternative minimum tax (AMT) represent 27.8% of the portfolio as calculated based upon total market value.
  1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $6,863,230, which represented 3.3% of total net assets.
  2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Directors (the "Directors"). At June 30, 2007, these liquid restricted securities amounted to $3,970,000, which represented 1.9%
    of total net assets.
  3 Current rate and next reset date shown for Variable Rate Demand Notes.
  4 At June 30, 2007, the cost of investments for federal tax purposes was $206,571,676. The net unrealized depreciation of investments for federal tax purposes was $562,758. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,997 and net unrealized depreciation from investments for those securities having an excess of cost over value of $601,755.
  5 The issuer failed to distribute to the Fund its scheduled interest payment.


INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

RESTRICTED SECURITIES
Additional information on a restricted security, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2007, is as follows:

SECURITY                                                                                                    ACQUISITION  ACQUISITION
                                                                                                            DATE                COST
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender          5/24/2005     $3,000,000
6/1/2010

    Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

    The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 EDA     --Economic Development Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GO      --General Obligation
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 INS     --Insured
 LID     --Local Improvement District
 LIQ     --Liquidity Agreement
 LO      --Limited Obligation
 LOC(s)  --Letter(s) of  Credit
 LT      --Limited Tax
 PCFA    --Pollution Control Finance Authority
 PCR     --Pollution Control Revenue
 PCRB(s) --Pollution Control Revenue Bonds
 RAN(s)  --Revenue Anticipation Notes
 SID     --Special Improvement District
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED FIXED INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 21, 2007


BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007







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